Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 1,454	$ 671
Receivables (Note 11)		3,581	3,542
Inventories (Note 12)		4,930	4,975
Prepaid expenses and other current assets		1,505	1,477
Current assets		11,470	10,665
Non-current assets
Property, plant and equipment (Note 13)		19,660	20,335
Goodwill (Note 14)		12,198	11,986
Other intangible assets (Note 14)		2,388	2,428
Investments (Note 15)		562	821
Other assets (Note 16)		914	564
TOTAL ASSETS		47,192	46,799
Current liabilities
Short-term debt (Note 17)		159	976
Current portion of long-term debt (Note 18)		14	502
Current portion of lease liabilities (Note 19)		249	214
Payables and accrued charges (Note 20)		8,058	7,437
Current liabilities		8,480	9,129
Non-current liabilities
Long-term debt (Note 18)		10,047	8,553
Lease liabilities (Note 19)		891	859
Deferred income tax liabilities (Note 8)		3,149	3,145
Pension and other post-retirement benefit liabilities (Note 21)		454	433
Asset retirement obligations and accrued environmental costs (Note 22)		1,597	1,650
Other non-current liabilities		209	161
TOTAL LIABILITIES		24,827	23,930
SHAREHOLDERS' EQUITY
Share capital (Note 23)		15,673	15,771
Contributed surplus		205	248
Accumulated other comprehensive loss		(119)	(251)
Retained earnings		6,606	7,101
TOTAL SHAREHOLDERS' EQUITY	[1]	22,365	22,869
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 47,192	$ 46,799

[1]	All equity transactions were attributable to common shareholders.